Interest in subsidiary (Detail) - Rakita Financial Results - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Net loss and comprehensive loss attributable to non-controlling interest	$ 107	$ (26,335)	$ 5,122	$ (23,892)
Rakita [Member]
Statement Line Items [Line Items]
Net loss and comprehensive loss	(156)	(12,067)	(5,588)	(22,567)
Net loss and comprehensive loss attributable to non-controlling interest	$ (65)	$ (2,289)	$ (469)	$ (3,443)